Cash and Balances with Central Banks - Summary of Cash and Balances with Central Banks (Detail) - EUR (€) € in Millions	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Cash and balances with central banks [abstract]
Amounts held at central banks	€ 51,178		€ 47,655
Cash and bank balances	2,024		2,333
Cash and balances with central banks	€ 53,202	[1]	€ 49,987	€ 21,989

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.